OTHER INCOME	12 Months Ended
Dec. 31, 2020
OTHER INCOME
OTHER INCOME

27    OTHER INCOME

For the year ended December 31, 2020, government grants amounting to RMB140 million (2019 (Restated): RMB85 million, 2018: RMB135 million) were recognized as income for the year to facilitate the Group’s development. There are no unfulfilled conditions or contingencies attached to the grants.